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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Sheffield Asset Management, L.L.C.

         Address:          900 N. Michigan Avenue, Suite 1100
                           Chicago, Illinois 60611


Form 13F File Number:  028-12168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:    Amy Rosenow
         Title:   Chief Operating Officer
         Phone:   (312) 506-6403

Signature, Place, and Date of Signing:

      /s/ Amy Rosenow               Chicago, Illinois       February 14, 2011
-----------------------------       -----------------       -----------------
        [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           20

Form 13F Information Table Value Total:                      219,625
                                                         (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                 TITLE                VALUE      SHRS OR   SH/    PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER          OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN    CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
----------------------------   --------  ---------   --------  ---------   ---    ----  ----------  --------  ----   ------  ----
ARKANSAS BEST CORP DEL            COM    040790107     1,106      44,610    SH            OTHER         *             44,610
AMERICAN EAGLE OUTFITTERS NE      COM    02553E106     1,544     105,809    SH            OTHER         *            105,809
CHEMTURA CORP                   COM NEW  163893209     1,509     102,365    SH            OTHER         *            102,365
CONSOL ENERGY INC                 COM    20854P109    20,590     561,500    SH            OTHER         *            561,500
CARTER INC                        COM    146229109    15,354     599,708    SH            OTHER         *            599,708
GENERAL DYNAMICS CORP             COM    369550108     2,353      33,500    SH            OTHER         *             33,500
KROGER CO                         COM    501044101    19,028     924,382    SH            OTHER         *            924,382
LUMBER LIQUIDATORS HLDGS INC      COM    55003T107     4,313     202,125    SH            OTHER         *            202,125
LOCKHEED MARTIN CORP              COM    539830109     2,366      34,000    SH            OTHER         *             34,000
MF GLOBAL HLDGS LTD               COM    55277J108    17,621   2,248,313    SH            OTHER         *          2,248,313
MINERALS TECHNOLOGIES INC         COM    603158106    39,153     727,300    SH            OTHER         *            727,300
NORTHROP GRUMMAN CORP             COM    666807102     2,359      36,500    SH            OTHER         *             36,500
PACKAGING CORP AMER               COM    695156109    38,142   1,631,663    SH            OTHER         *          1,631,663
RAYTHEON CO                     COM NEW  755111507     2,388      52,500    SH            OTHER         *             52,500
SANDERSON FARMS INC               COM    800013104     4,295     109,950    SH            OTHER         *            109,950
SIGNET JEWELERS LIMITED           SHS    G81276100    10,602     333,959    SH            OTHER         *            333,959
STEEL DYNAMICS INC                COM    858119100    16,405   1,143,875    SH            OTHER         *          1,143,875
SEAGATE TECHNOLOGY PLC            SHS    G7945M107     2,267     201,200    SH            OTHER         *            201,200
TEMPLE INLAND INC                 COM    879868107    14,214     708,102    SH            OTHER         *            708,102
WESTERN DIGITAL CORP              COM    958102105     4,016     140,600    SH            OTHER         *            140,600

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners Master, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.